SP SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.0%
Common Stocks — 96.4%
Aerospace & Defense — 1.6%
AAR Corp.	22,960	$431,648
Aerojet Rocketdyne Holdings, Inc.*	13,465	537,119
Cubic Corp.	4,556	265,023
Curtiss-Wright Corp.	5,044	470,403
Ducommun, Inc.*	11,677	384,407
Kaman Corp.	18,869	735,325
		2,823,925
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	15,965	400,083
Hub Group, Inc. (Class A Stock)*	6,809	341,778
		741,861
Airlines — 0.5%
Allegiant Travel Co.	3,490	418,102
SkyWest, Inc.	17,875	533,747
		951,849
Auto Components — 1.2%
Adient PLC*	59,278	1,027,288
Cooper Tire & Rubber Co.	17,528	555,638
Visteon Corp.*	4,987	345,200
Workhorse Group, Inc.*(a)	12,408	313,674
		2,241,800
Banks — 14.1%
Amalgamated Bank (Class A Stock)	15,240	161,239
Ameris Bancorp	47,582	1,083,918
Atlantic Union Bankshares Corp.	43,966	939,553
BancorpSouth Bank	52,311	1,013,787
Bank of Hawaii Corp.	5,325	269,019
Banner Corp.	30,823	994,350
Brookline Bancorp, Inc.	61,255	529,549
Bryn Mawr Bank Corp.	7,539	187,495
Columbia Banking System, Inc.	46,706	1,113,938
Community Bank System, Inc.(a)	23,882	1,300,614
ConnectOne Bancorp, Inc.	38,112	536,236
CVB Financial Corp.	70,220	1,167,759
FB Financial Corp.	31,221	784,271
First Financial Bankshares, Inc.(a)	36,755	1,025,832
First Merchants Corp.	40,226	931,634
First Midwest Bancorp, Inc.	35,579	383,542
First of Long Island Corp. (The)	8,097	119,917
German American Bancorp, Inc.	18,227	494,681
Glacier Bancorp, Inc.	42,188	1,352,125
Great Western Bancorp, Inc.	31,534	392,598
Heritage Financial Corp.	27,153	499,344
Home BancShares, Inc.	53,924	817,488
Independent Bank Corp.(a)	22,039	1,154,403
Lakeland Financial Corp.	25,705	1,059,046
OceanFirst Financial Corp.	45,833	627,454
Pacific Premier Bancorp, Inc.	37,568	756,620
PacWest Bancorp	22,013	375,982
Pinnacle Financial Partners, Inc.	18,363	653,539
Renasant Corp.	49,859	1,132,796
Sandy Spring Bancorp, Inc.	10,327	238,347
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
South State Corp.	30,787	$1,482,394
Towne Bank	24,646	404,194
TriCo Bancshares	23,283	570,201
United Community Banks, Inc.	60,530	1,024,773
		25,578,638
Biotechnology — 0.6%
Arena Pharmaceuticals, Inc.*	9,867	737,953
Emergent BioSolutions, Inc.*	2,599	268,555
		1,006,508
Building Products — 1.4%
AZEK Co., Inc. (The)*	17,195	598,558
Gibraltar Industries, Inc.*	14,282	930,330
Griffon Corp.(a)	31,078	607,264
Patrick Industries, Inc.	7,745	445,492
		2,581,644
Capital Markets — 2.3%
Hamilton Lane, Inc. (Class A Stock)	11,652	752,603
Houlihan Lokey, Inc.	12,579	742,790
PJT Partners, Inc. (Class A Stock)	10,027	607,736
StepStone Group, Inc. (Class A Stock)*	6,377	169,692
Stifel Financial Corp.	34,651	1,751,955
Virtu Financial, Inc. (Class A Stock)	10,117	232,792
		4,257,568
Chemicals — 1.7%
Avient Corp.	71,571	1,893,769
HB Fuller Co.	13,940	638,173
Quaker Chemical Corp.(a)	1,468	263,814
Stepan Co.	2,902	316,318
		3,112,074
Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	24,799	909,132
Brady Corp. (Class A Stock)	13,998	560,200
Casella Waste Systems, Inc. (Class A Stock)*	12,032	671,987
Herman Miller, Inc.	11,532	347,805
		2,489,124
Communications Equipment — 1.1%
InterDigital, Inc.	9,057	516,792
NetScout Systems, Inc.*	31,752	693,146
Viavi Solutions, Inc.*	65,290	765,852
		1,975,790
Construction & Engineering — 2.1%
AECOM*	17,072	714,292
EMCOR Group, Inc.	16,134	1,092,433
MasTec, Inc.*	27,403	1,156,407
WillScot Mobile Mini Holdings Corp.*	46,626	777,722
		3,740,854
Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	47,672	788,495
A1

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance — 0.7%
FirstCash, Inc.	7,441	$425,700
Green Dot Corp. (Class A Stock)*	14,091	713,145
Oportun Financial Corp.*	11,002	129,714
		1,268,559
Diversified Consumer Services — 0.3%
Laureate Education, Inc. (Class A Stock)*	43,130	572,766
Diversified Financial Services — 0.1%
Alerus Financial Corp.	7,325	143,570
Electric Utilities — 2.5%
ALLETE, Inc.	23,220	1,201,403
MGE Energy, Inc.	9,452	592,262
PNM Resources, Inc.(a)	36,488	1,508,049
Portland General Electric Co.	36,673	1,301,892
		4,603,606
Electronic Equipment, Instruments & Components — 2.0%
CTS Corp.	27,624	608,557
FARO Technologies, Inc.*	11,503	701,453
II-VI, Inc.*(a)	11,682	473,822
Knowles Corp.*	32,566	485,233
Rogers Corp.*	6,902	676,810
TTM Technologies, Inc.*	65,874	751,622
		3,697,497
Energy Equipment & Services — 0.8%
Cactus, Inc. (Class A Stock)	31,186	598,459
ChampionX Corp.*	102,585	819,654
		1,418,113
Entertainment — 0.3%
IMAX Corp.*	33,672	402,717
Live Nation Entertainment, Inc.*	1,681	90,572
		493,289
Equity Real Estate Investment Trusts (REITs) — 9.0%
Acadia Realty Trust	53,693	563,777
Columbia Property Trust, Inc.	61,650	672,602
CyrusOne, Inc.	13,976	978,739
Healthcare Realty Trust, Inc.	51,585	1,553,740
Hudson Pacific Properties, Inc.	31,341	687,308
Life Storage, Inc.	12,363	1,301,453
National Health Investors, Inc.(a)	14,441	870,359
Park Hotels & Resorts, Inc.(a)	52,484	524,315
Pebblebrook Hotel Trust(a)	70,673	885,533
Physicians Realty Trust	70,288	1,258,858
Preferred Apartment Communities, Inc. (Class A Stock)	29,155	157,437
PS Business Parks, Inc.	11,089	1,357,183
RLJ Lodging Trust	91,953	796,313
Safehold, Inc.(a)	13,943	865,860
STAG Industrial, Inc.	70,057	2,136,038
Terreno Realty Corp.	31,298	1,713,878
		16,323,393
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 1.4%
BJ’s Wholesale Club Holdings, Inc.*	10,082	$418,907
Grocery Outlet Holding Corp.*(a)	9,546	375,349
Performance Food Group Co.*	49,350	1,708,497
		2,502,753
Food Products — 2.5%
Darling Ingredients, Inc.*	67,659	2,437,754
Hostess Brands, Inc.*	56,720	699,357
Sanderson Farms, Inc.	2,363	278,763
Simply Good Foods Co. (The)*	21,609	476,478
Utz Brands, Inc.(a)	35,484	635,164
		4,527,516
Gas Utilities — 1.3%
Chesapeake Utilities Corp.	8,394	707,614
ONE Gas, Inc.	22,927	1,582,192
		2,289,806
Health Care Equipment & Supplies — 1.9%
Avanos Medical, Inc.*	28,854	958,530
CONMED Corp.	10,027	788,824
Globus Medical, Inc. (Class A Stock)*	11,886	588,595
Merit Medical Systems, Inc.*	15,368	668,508
Mesa Laboratories, Inc.(a)	1,579	402,266
		3,406,723
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.*	28,193	831,130
AMN Healthcare Services, Inc.*	9,385	548,647
Magellan Health, Inc.*	9,332	707,179
Tenet Healthcare Corp.*	28,492	698,339
		2,785,295
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.*(a)	42,568	346,503
HMS Holdings Corp.*	15,884	380,422
Vocera Communications, Inc.*(a)	8,037	233,716
		960,641
Hotels, Restaurants & Leisure — 4.4%
Boyd Gaming Corp.	44,778	1,374,237
Brinker International, Inc.(a)	27,058	1,155,918
Caesars Entertainment, Inc.*(a)	13,775	772,227
Jack in the Box, Inc.	10,698	848,458
Marriott Vacations Worldwide Corp.	14,346	1,302,760
Penn National Gaming, Inc.*(a)	19,560	1,422,012
SeaWorld Entertainment, Inc.*	32,808	646,974
Texas Roadhouse, Inc.	6,733	409,299
		7,931,885
Household Durables — 2.5%
Helen of Troy Ltd.*	1,899	367,495
KB Home	12,037	462,100
Meritage Homes Corp.*	19,172	2,116,397
Taylor Morrison Home Corp.*	31,774	781,323
TopBuild Corp.*	4,655	794,562
		4,521,877

A2

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance — 4.1%
AMERISAFE, Inc.	9,556	$548,132
BRP Group, Inc. (Class A Stock)*	22,718	565,905
CNO Financial Group, Inc.	16,865	270,515
Enstar Group Ltd.*	5,473	883,889
Kemper Corp.	7,611	508,643
Kinsale Capital Group, Inc.	4,455	847,252
Palomar Holdings, Inc.*	8,683	905,116
Primerica, Inc.	7,774	879,550
RLI Corp.	11,038	924,212
Selective Insurance Group, Inc.	22,399	1,153,325
		7,486,539
IT Services — 1.6%
CACI International, Inc. (Class A Stock)*	1,335	284,569
KBR, Inc.	89,073	1,991,672
ManTech International Corp. (Class A Stock)	9,107	627,290
		2,903,531
Leisure Products — 0.6%
BRP, Inc.(a)	6,562	346,605
Callaway Golf Co.	21,885	418,879
Malibu Boats, Inc. (Class A Stock)*	6,866	340,279
		1,105,763
Life Sciences Tools & Services — 1.0%
Luminex Corp.(a)	17,339	455,149
PRA Health Sciences, Inc.*	5,610	569,078
Syneos Health, Inc.*	14,574	774,754
		1,798,981
Machinery — 6.7%
Astec Industries, Inc.	15,647	848,850
Chart Industries, Inc.*	13,307	935,083
CIRCOR International, Inc.*	14,203	388,452
Colfax Corp.*	30,361	952,121
Columbus McKinnon Corp.	22,505	744,915
Enerpac Tool Group Corp.*	21,030	395,574
Federal Signal Corp.	22,528	658,944
Kennametal, Inc.	42,984	1,243,957
Navistar International Corp.*	11,203	487,779
Rexnord Corp.	58,632	1,749,579
SPX FLOW, Inc.*	28,692	1,228,591
Timken Co. (The)	18,389	997,051
TriMas Corp.*	33,510	764,028
Watts Water Technologies, Inc. (Class A Stock)	8,344	835,652
		12,230,576
Media — 0.8%
Nexstar Media Group, Inc. (Class A Stock)	12,408	1,115,851
TEGNA, Inc.	29,908	351,419
		1,467,270
	Shares	Value
Common Stocks (continued)
Metals & Mining — 2.7%
Alcoa Corp.*	52,556	$611,226
Arconic Corp.*	57,135	1,088,422
Cleveland-Cliffs, Inc.(a)	47,103	302,401
Coeur Mining, Inc.*	86,393	637,581
Commercial Metals Co.	45,337	905,833
Constellium SE*	82,499	647,617
Sandstorm Gold Ltd. (Canada)*	37,840	319,370
Warrior Met Coal, Inc.	21,887	373,830
		4,886,280
Mortgage Real Estate Investment Trusts (REITs) — 1.6%
KKR Real Estate Finance Trust, Inc.(a)	50,852	840,584
PennyMac Mortgage Investment Trust	62,563	1,005,387
Two Harbors Investment Corp.	215,730	1,098,066
		2,944,037
Multiline Retail — 0.1%
Big Lots, Inc.(a)	2,535	113,061
Oil, Gas & Consumable Fuels — 2.3%
Brigham Minerals, Inc. (Class A Stock)	42,666	380,581
Euronav NV (Belgium)(a)	58,935	520,396
Falcon Minerals Corp.(a)	62,543	152,605
Golar LNG Ltd. (Cameroon)*(a)	61,772	374,029
Noble Energy, Inc.	59,748	510,845
Parsley Energy, Inc. (Class A Stock)(a)	78,692	736,557
Rattler Midstream LP	36,100	214,795
Viper Energy Partners LP	85,088	639,862
WPX Energy, Inc.*	120,133	588,652
		4,118,322
Pharmaceuticals — 0.4%
Prestige Consumer Healthcare, Inc.*	18,737	682,402
Professional Services — 1.1%
ASGN, Inc.*	17,692	1,124,503
FTI Consulting, Inc.*	3,249	344,297
ICF International, Inc.	8,862	545,279
		2,014,079
Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc.	38,532	559,485
Road & Rail — 1.1%
ArcBest Corp.	16,589	515,254
Marten Transport Ltd.	26,857	438,306
Saia, Inc.*	7,576	955,637
		1,909,197
Semiconductors & Semiconductor Equipment — 1.3%
Cohu, Inc.	38,765	665,983
Lattice Semiconductor Corp.*	13,313	385,544
Onto Innovation, Inc.*	24,770	737,651
Semtech Corp.*	9,192	486,808
		2,275,986
Software — 1.2%
Bottomline Technologies DE, Inc.*	13,409	565,323
Cloudera, Inc.*(a)	61,232	666,817

A3

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Verint Systems, Inc.*	11,610	$559,370
Vertex, Inc. (Class A Stock)*	13,246	304,658
		2,096,168
Specialty Retail — 4.0%
Aaron’s, Inc.	18,035	1,021,683
American Eagle Outfitters, Inc.(a)	74,490	1,103,197
Burlington Stores, Inc.*	1,292	266,268
Five Below, Inc.*	5,357	680,339
Lithia Motors, Inc. (Class A Stock)	3,879	884,179
Michaels Cos., Inc. (The)*(a)	42,641	411,699
Rent-A-Center, Inc.	25,475	761,448
RH*(a)	2,153	823,781
Sally Beauty Holdings, Inc.*(a)	17,814	154,804
Sonic Automotive, Inc. (Class A Stock)	16,983	682,037
Zumiez, Inc.*	15,136	421,083
		7,210,518
Textiles, Apparel & Luxury Goods — 1.1%
Crocs, Inc.*	16,521	705,942
Deckers Outdoor Corp.*	1,350	297,014
Wolverine World Wide, Inc.	40,797	1,054,194
		2,057,150
Thrifts & Mortgage Finance — 2.1%
MGIC Investment Corp.	111,075	984,125
NMI Holdings, Inc. (Class A Stock)*	41,450	737,810
Provident Financial Services, Inc.	24,530	299,266
Walker & Dunlop, Inc.	16,803	890,559
Washington Federal, Inc.	42,991	896,792
		3,808,552
Trading Companies & Distributors — 1.4%
Beacon Roofing Supply, Inc.*	22,066	685,591
BMC Stock Holdings, Inc.*	28,093	1,203,223
Herc Holdings, Inc.*	14,586	577,751
		2,466,565
Water Utilities — 0.4%
SJW Group	11,273	686,075

Total Common Stocks (cost $166,542,257)		174,557,956
	Shares	Value

Exchange-Traded Fund — 1.6%
iShares Russell 2000 Value ETF(a)	29,213	$2,901,727
(cost $3,534,200)

Total Long-Term Investments (cost $170,076,457)		177,459,683
Short-Term Investments — 13.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,704,975	3,704,975
PGIM Institutional Money Market Fund (cost $21,115,585; includes $21,111,471 of cash collateral for securities on loan)(b)(w)	21,131,341	21,127,114

Total Short-Term Investments (cost $24,820,560)		24,832,089

TOTAL INVESTMENTS—111.7% (cost $194,897,017)		202,291,772

Liabilities in excess of other assets — (11.7)%		(21,115,433)

Net Assets — 100.0%		$181,176,339

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,747,259; cash collateral of $21,111,471 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4